INVESTMENT SECURITIES - Schedule of Amortized Cost, Gross Unrealized Gains and Losses and Fair Values of Investments in Debt Securities, HTM (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 13,211,794	$ 9,914,288
Gross Unrealized Gains	28,076	5,353
Gross Unrealized Loss	(1,368,508)	(1,613,224)
Fair Value	11,871,362	8,306,417
U.S. Treasury securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,080,033	584,277
Gross Unrealized Gains	7,581	159
Gross Unrealized Loss	(194)	(352)
Fair Value	2,087,420	584,084
ABS and other interests in structured securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,020,398	70,236
Gross Unrealized Gains	13,029	188
Gross Unrealized Loss	(1,855)	(49)
Fair Value	2,031,572	70,375
GNMA - Residential
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	3,105,976	3,010,357
Gross Unrealized Gains	4,484	3,118
Gross Unrealized Loss	(402,208)	(502,165)
Fair Value	2,708,252	2,511,310
GNMA - Commercial
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	4,524,381	4,696,532
Gross Unrealized Gains	399	56
Gross Unrealized Loss	(887,818)	(975,516)
Fair Value	3,636,962	3,721,072
FHLMC and FNMA - Residential
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,433,747	1,552,886
Gross Unrealized Gains	2,583	1,832
Gross Unrealized Loss	(76,337)	(135,142)
Fair Value	1,359,993	1,419,576
FHLMC and FNMA - Commercial
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	47,259	0
Gross Unrealized Gains	0	0
Gross Unrealized Loss	(96)	0
Fair Value	$ 47,163	$ 0